Long-Term Investments - Summary of Available-For-Sale Debt Investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Debt Securities, Available-for-sale [Abstract]
Cost	¥ 76,000	¥ 76,000
Gross unrealized gains	0	0
Gross unrealized losses	(7,561)	(1,134)
Disposal of Long-term investments	(428)	0
Fair value	¥ 68,011	¥ 74,866